UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East, New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ABAEX

September 30, 2025

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AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Class A:ABAEX

1

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABAEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-A-0154-0925

Class A:ABAEX

2

Advisor Class:ABYEX

September 30, 2025

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Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Advisor Class:ABYEX

1

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABYEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-ADV-0154-0925

Advisor Class:ABYEX

2

Class C:ABCEX

September 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Class C:ABCEX

1

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABCEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-C-0154-0925

Class C:ABCEX

2

Class I:ABIEX

September 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$147,254,398
# of Portfolio Holdings	365
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$338,245

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,269,632	6.3%
Tencent Holdings Ltd. - Class H	$7,609,217	5.2%
Samsung Electronics Co., Ltd.	$4,961,429	3.4%
Itau Unibanco Holding SA (Preference Shares)	$2,595,075	1.8%
Delta Electronics, Inc.	$2,484,603	1.7%
NetEase, Inc. - Class H	$2,472,310	1.7%
ICICI Bank Ltd.	$2,341,077	1.6%
Grupo Financiero Banorte SAB de CV	$2,317,617	1.5%
Xiaomi Corp. - Class H	$2,254,563	1.5%
ORLEN SA	$2,153,307	1.4%
Total	$38,458,830	26.1%

Class I:ABIEX

1

Security Type Breakdown (% of Net Assets)

Value	Value
Common Stocks	65.8%
Sovereign Bonds	14.6%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Treasury Bonds	0.9%
Emerging Markets - Treasuries	0.9%
Inflation-Linked Securities	0.2%
Preferred Stocks	0.0%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	18.1%
Financials	16.8%
Sovereign Bonds	14.6%
Communication Services	9.8%
Consumer Discretionary	6.9%
Corporate Bonds	4.1%
Quasi-Sovereign Bonds	4.1%
Industrials	3.9%
Energy	3.2%
Real Estate	2.1%
Health Care	1.6%
Materials	1.6%
Consumer Staples	1.1%
Others	2.7%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Country Breakdown (% of Net Assets)

Value	Value
China	20.9%
Taiwan	11.2%
South Korea	8.7%
India	8.3%
Brazil	4.9%
Mexico	4.3%
United Arab Emirates	3.7%
Poland	2.7%
South Africa	2.2%
Chile	2.1%
Colombia	2.0%
Turkey	1.9%
Hong Kong	1.5%
Others	16.2%
Short-Term Investments	7.9%
Other Assets less Liabilities	1.5%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABIEX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-I-0154-0925

Class I:ABIEX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

September 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB EMERGING MARKETS
MULTI-ASSET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 65.8%
Information Technology – 18.1%
Communications Equipment – 1.8%
Accton Technology Corp.	12,000	$414,974
Xiaomi Corp. – Class H(a)	324,400	2,254,563

		2,669,537

Electronic Equipment, Instruments & Components – 2.2%
Compeq Manufacturing Co., Ltd.	20,000	48,371
Delta Electronics, Inc.	88,200	2,484,603
Elite Material Co., Ltd.	1,000	40,471
Foxconn Industrial Internet Co., Ltd. – Class A	10,300	96,045
Hon Hai Precision Industry Co., Ltd.	13,000	92,822
Innolux Corp.(a)	19,000	9,011
Simplo Technology Co., Ltd.	9,000	109,509
Tripod Technology Corp.	18,000	178,147
Zhen Ding Technology Holding Ltd.	33,000	180,468

		3,239,447

IT Services – 1.2%
Arabian Internet & Communications Services Co.	1,347	92,487
Elm Co.	388	92,649
HCL Technologies Ltd.	78,995	1,233,226
Infosys Ltd.	18,178	295,656

		1,714,018

Semiconductors & Semiconductor Equipment – 8.0%
MediaTek, Inc.	5,000	216,849
Novatek Microelectronics Corp.	6,000	84,234
Realtek Semiconductor Corp.	40,000	724,141
SK Hynix, Inc.	6,038	1,496,808
Taiwan Semiconductor Manufacturing Co., Ltd.	213,400	9,269,632
WAAREE Energies Ltd.(a)	1,004	37,600

		11,829,264

Software – 0.0%
Oracle Financial Services Software Ltd.	869	82,251

Technology Hardware, Storage & Peripherals – 4.9%
Asustek Computer, Inc.	87,000	1,922,028
Catcher Technology Co., Ltd.	7,000	42,002
Lenovo Group Ltd. – Class H	32,000	47,417
Samsung Electronics Co., Ltd.	82,759	4,961,429
Samsung Electronics Co., Ltd. (Preference Shares)	1,545	73,327
Wiwynn Corp.	1,000	109,571

		7,155,774

		26,690,291

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 16.8%
Banks – 10.7%
Absa Group Ltd.	8,148	$85,508
Abu Dhabi Islamic Bank PJSC	100,650	597,482
Alior Bank SA	2,113	59,803
Banco Bilbao Vizcaya Argentaria SA	9,175	176,799
Banco de Chile	583,809	88,649
Banco del Bajio SA(b)	34,100	85,969
Bank of Baroda	276,142	804,077
Bank of Jiangsu Co., Ltd. – Class A	27,200	38,286
Bank Polska Kasa Opieki SA	27,777	1,338,667
Canara Bank	65,652	91,487
China Construction Bank Corp. – Class H	95,000	91,121
Commercial Bank PSQC (The)	15,580	19,626
Credicorp Ltd.	194	51,658
CTBC Financial Holding Co., Ltd.	35,000	49,361
Emirates NBD Bank PJSC	173,251	1,146,186
Grupo Financiero Banorte SAB de CV	230,760	2,317,617
Hana Financial Group, Inc.	3,080	191,499
HDFC Bank Ltd.	4,696	50,326
Huaxia Bank Co., Ltd. – Class A	91,500	84,528
ICICI Bank Ltd.	154,473	2,341,077
Indian Bank	10,859	91,827
Industrial Bank Co., Ltd. – Class A	30,800	85,821
Industrial Bank of Korea	1,850	25,669
ING Bank Slaski SA(a)	513	42,882
Itau Unibanco Holding SA (Preference Shares)	353,510	2,595,075
Komercni Banka AS	516	25,896
Moneta Money Bank AS(b)	11,522	91,957
Ping An Bank Co., Ltd. – Class A	54,400	86,582
Piraeus Financial Holdings SA(a)	94,168	799,884
Sberbank of Russia PJSC(a)(c)(d)(e)	138,696	– 0	–
SCB X PCL	22,000	87,240
SinoPac Financial Holdings Co., Ltd.	236	194
Standard Bank Group Ltd.	2,259	30,906
State Bank of India	205,491	2,017,248
Union Bank of India Ltd.	57,112	89,234

		15,780,141

Capital Markets – 1.9%
China CITIC Financial Asset Management Co., Ltd. – Class H(a)(b)	178,000	23,702
China Galaxy Securities Co., Ltd. – Class H	61,000	92,444
HDFC Asset Management Co., Ltd.(b)	33,164	2,066,111
Huatai Securities Co., Ltd. – Class A	17,100	52,375
Huatai Securities Co., Ltd. – Class H(b)	56,000	147,629
Korea Investment Holdings Co., Ltd.	795	82,221
NH Investment & Securities Co., Ltd.	6,222	86,160

2 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Samsung Securities Co., Ltd.	3,294	$168,534
SooChow Securities Co., Ltd. – Class A	65,600	90,478

		2,809,654

Consumer Finance – 0.1%
Muthoot Finance Ltd.	5,546	191,787

Financial Services – 0.1%
Far East Horizon Ltd. – Class H	38,000	33,547
Power Finance Corp., Ltd.	19,265	89,148
REC Ltd.	8,454	35,464

		158,159

Insurance – 4.0%
BB Seguridade Participacoes SA	14,500	90,614
Caixa Seguridade Participacoes S/A	33,400	94,823
China Life Insurance Co., Ltd. – Class H	29,000	82,125
China Pacific Insurance Group Co., Ltd. – Class A	17,700	87,408
DB Insurance Co., Ltd.	1,342	132,627
New China Life Insurance Co., Ltd. – Class A	19,600	168,803
New China Life Insurance Co., Ltd. – Class H	92,800	549,620
Old Mutual Ltd.	110,025	85,016
OUTsurance Group Ltd.	163,878	680,374
People’s Insurance Co. Group of China Ltd. (The) – Class H	720,000	629,887
PICC Property & Casualty Co., Ltd. – Class H	876,000	1,976,128
Samsung Fire & Marine Insurance Co., Ltd.	3,818	1,228,944

		5,806,369

		24,746,110

Communication Services – 9.8%
Diversified Telecommunication Services – 0.6%
Emirates Integrated Telecommunications Co. PJSC	34,824	87,225
KT Corp. (Sponsored ADR)	34,050	663,975
LG Uplus Corp.	8,093	88,521

		839,721

Entertainment – 1.8%
37 Interactive Entertainment Network Technology Group Co., Ltd. – Class A	27,600	84,307
International Games System Co., Ltd.	4,000	103,572
NetEase, Inc. – Class H	81,400	2,472,310

		2,660,189

Interactive Media & Services – 5.7%
NAVER Corp.	4,265	818,397
Tencent Holdings Ltd. – Class H	89,300	7,609,217

		8,427,614

Media – 0.1%
Cheil Worldwide, Inc.	6,103	88,317

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.6%
Mobile Telecommunications Co. KSCP	51,972	$87,643
PLDT, Inc.	895	16,910
SK Telecom Co., Ltd.	4,526	175,451
TIM SA/Brazil	476,400	2,103,509

		2,383,513

		14,399,354

Consumer Discretionary – 6.9%
Automobiles – 1.1%
Hero MotoCorp Ltd.	1,463	90,212
Kia Corp.	20,247	1,453,267
TVS Motor Co., Ltd.	2,236	86,778

		1,630,257

Broadline Retail – 1.4%
Alibaba Group Holding Ltd. – Class H	85,100	1,903,186
PDD Holdings, Inc. (ADR)(a)	1,269	167,724

		2,070,910

Hotels, Restaurants & Leisure – 0.9%
OPAP SA	55,503	1,294,795

Household Durables – 1.7%
Gree Electric Appliances, Inc. of Zhuhai – Class A	202,800	1,131,396
Hisense Visual Technology Co., Ltd. – Class A	109,200	370,132
Midea Group Co., Ltd. – Class A	97,300	993,648

		2,495,176

Specialty Retail – 1.3%
Jarir Marketing Co.	24,780	92,177
Pop Mart International Group Ltd. – Class H(b)	53,600	1,835,898
Zhongsheng Group Holdings Ltd. – Class H	24,000	44,850

		1,972,925

Textiles, Apparel & Luxury Goods – 0.5%
Bosideng International Holdings Ltd. – Class H	910,000	542,841
Page Industries Ltd.	160	73,401
Yue Yuen Industrial Holdings Ltd. – Class H	30,500	51,873

		668,115

		10,132,178

Industrials – 3.9%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.	13,346	60,749
Hindustan Aeronautics Ltd.(b)	1,654	88,386

		149,135

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	689	81,282

4 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electrical Equipment – 0.1%
Polycab India Ltd.	1,090	$89,439
Sungrow Power Supply Co., Ltd. – Class A	2,500	56,990

		146,429

Ground Transportation – 0.0%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	114,100	73,962

Industrial Conglomerates – 0.2%
Astra International Tbk PT	257,100	89,163
Jardine Matheson Holdings Ltd.	1,759	111,006
Sime Darby Bhd	167,200	90,645

		290,814

Machinery – 1.8%
Ashok Leyland Ltd.	57,222	92,119
Cummins India Ltd.	1,943	85,983
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,337	977,806
Yutong Bus Co., Ltd. – Class A	377,899	1,442,539

		2,598,447

Marine Transportation – 0.2%
COSCO SHIPPING Holdings Co., Ltd. – Class A	42,400	85,432
COSCO SHIPPING Holdings Co., Ltd. – Class H	50,000	77,733
Evergreen Marine Corp. Taiwan Ltd.	15,000	88,346
Yang Ming Marine Transport Corp.	48,000	83,722

		335,233

Passenger Airlines – 1.2%
China Airlines Ltd.	118,000	81,006
Eva Airways Corp.	69,000	86,538
Latam Airlines Group SA (ADR)(a)	36,893	1,669,409

		1,836,953

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(a)(c)(d)	18,930	– 0	–

Transportation Infrastructure – 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	3,190	41,173
Grupo Aeroportuario del Sureste SAB de CV	2,635	85,105
International Container Terminal Services, Inc.	17,880	145,005
Zhejiang Expressway Co., Ltd. – Class H	30,000	27,718

		299,001

		5,811,256

Energy – 3.2%
Oil, Gas & Consumable Fuels – 3.2%
Alamtri Resources Indonesia Tbk PT	874,600	88,786
Bharat Petroleum Corp., Ltd.	23,922	91,439
Coal India Ltd.	19,577	86,022

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ecopetrol SA	189,967	$86,735
Gazprom PJSC(a)(c)(d)(e)	153,780	– 0	–
Hindustan Petroleum Corp., Ltd.	18,924	94,298
LUKOIL PJSC(a)(c)(d)(e)	18,789	– 0	–
ORLEN SA	90,373	2,153,307
PetroChina Co., Ltd. – Class H	2,234,000	2,025,268
United Tractors Tbk PT	29,100	46,796

		4,672,651

Real Estate – 2.1%
Real Estate Management & Development – 2.1%
Aldar Properties PJSC	58,058	149,968
Emaar Development PJSC	296,713	1,087,272
Emaar Properties PJSC	524,025	1,861,811
Zhejiang China Commodities City Group Co., Ltd. – Class A	27,900	72,847

		3,171,898

Health Care – 1.6%
Life Sciences Tools & Services – 0.1%
WuXi AppTec Co., Ltd. – Class A	7,200	113,834
WuXi AppTec Co., Ltd. – Class H(b)	6,700	102,511

		216,345

Pharmaceuticals – 1.5%
CSPC Pharmaceutical Group Ltd. – Class H	68,000	81,909
Sino Biopharmaceutical Ltd. – Class H	2,000,000	2,084,632

		2,166,541

		2,382,886

Materials – 1.6%
Chemicals – 0.9%
Coromandel International Ltd.	2,881	72,986
Fufeng Group Ltd. – Class H	43,000	48,323
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	15,413	85,188
PhosAgro PJSC (GDR REG S)(a)(c)(d)(f)	4,393	– 0	–
PhosAgro PJSC (GDR)(a)(c)(d)(f)	28	– 0	–
Saudi Aramco Base Oil Co.	900	21,439
Yunnan Yuntianhua Co., Ltd. – Class A	282,800	1,064,734

		1,292,670

Construction Materials – 0.0%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. – Class A	49,700	86,051

Metals & Mining – 0.7%
China Hongqiao Group Ltd. – Class H(a)	59,500	201,517
CMOC Group Ltd. – Class A	49,500	109,509
CMOC Group Ltd. – Class H	60,000	120,946
Gold Fields Ltd.	1,169	48,952

6 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Henan Shenhuo Coal Industry & Electricity Power Co., Ltd. – Class A		13,500	$38,010
Hindustan Zinc Ltd.		17,544	95,342
Kumba Iron Ore Ltd.		5,042	94,840
MMC Norilsk Nickel PJSC (ADR)(a)(c)(d)		3,568	– 0	–
NMDC Ltd.		102,659	88,313
Polyus PJSC (GDR)(a)(c)(d)(e)		284	– 0	–
Vedanta Ltd.		16,765	87,997
Western Mining Co., Ltd. – Class A		32,100	99,424

			984,850

			2,363,571

Consumer Staples – 1.1%
Consumer Staples Distribution & Retail – 0.1%
Nahdi Medical Co.		2,483	78,790

Food & Staples Retailing – 0.0%
Magnit PJSC(a)(c)(d)(e)		1,178	– 0	–

Food Products – 0.9%
AVI Ltd.		76,500	438,180
Uni-President China Holdings Ltd. – Class H		821,000	867,632

			1,305,812

Personal Care Products – 0.1%
Colgate-Palmolive India Ltd.		7,130	179,020

			1,563,622

Utilities – 0.7%
Electric Utilities – 0.7%
Centrais Eletricas Brasileiras SA		9,600	94,733
CEZ AS		1,447	89,863
Cia Energetica de Minas Gerais (Preference Shares)		242,200	507,404
Korea Electric Power Corp.		3,014	77,763
Manila Electric Co.		7,710	70,211
Power Grid Corp. of India Ltd.		53,309	168,277

			1,008,251

Total Common Stocks (cost $72,456,269)			96,942,068

		Principal Amount (000)
FIXED INCOME – 24.8%
Sovereign Bonds – 14.6%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(b)	U.S.$	390	282,159
Angolan Government International Bond 8.00%, 11/26/2029(b)		740	719,058

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Argentine Republic Government International Bond 0.75%, 07/09/2030(g)	U.S.$	467	$315,180
1.00%, 07/09/2029		173	125,270
4.125%, 07/09/2035(g)		503	263,572
5.00%, 01/09/2038(g)		705	395,803
Brazilian Government International Bond 7.125%, 05/13/2054		400	405,052
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(b)		196	200,389
Colombia Government International Bond 4.125%, 02/22/2042		203	144,028
5.00%, 06/15/2045		223	167,529
8.00%, 04/20/2033		200	218,000
8.00%, 11/14/2035		825	886,256
Costa Rica Government International Bond 7.16%, 03/12/2045(b)		200	216,050
Dominican Republic International Bond 4.875%, 09/23/2032(b)		405	387,990
5.95%, 01/25/2027(b)		355	361,259
6.00%, 02/22/2033(b)		219	223,708
6.95%, 03/15/2037(b)		560	598,779
8.625%, 04/20/2027(b)		133	138,667
Eagle Funding Luxco SARL 5.50%, 08/17/2030(b)		374	379,797
Ecuador Government International Bond 6.90%, 07/31/2030(b)(g)		329	291,874
6.90%, 07/31/2035(b)(g)		790	588,782
Egypt Government International Bond 7.05%, 01/15/2032(b)		200	192,688
7.30%, 09/30/2033(b)		353	334,467
7.60%, 03/01/2029(b)(g)		600	619,800
8.625%, 02/04/2030(b)		260	275,844
El Salvador Government International Bond 8.625%, 02/28/2029(b)		506	539,649
9.65%, 11/21/2054(b)		200	215,200
Ghana Government International Bond Zero Coupon, 07/03/2026(b)		11	10,654
Zero Coupon, 01/03/2030(b)		71	60,501
5.00%, 07/03/2029(b)(g)		167	162,388
5.00%, 07/03/2035(b)(g)		369	309,138
Guatemala Government Bond 6.05%, 08/06/2031(b)		200	208,000
Hungary Government International Bond 5.50%, 03/26/2036(b)		777	782,594
6.75%, 09/25/2052(b)		400	431,200
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		250	257,682

8 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ivory Coast Government International Bond 5.75%, 12/31/2032(b)(g)	U.S.$	100	$98,563
6.125%, 06/15/2033(b)		200	191,550
7.625%, 01/30/2033(b)		271	281,840
Jamaica Government International Bond 8.00%, 03/15/2039		208	252,720
Jordan Government International Bond 7.75%, 01/15/2028(b)		330	344,748
Lebanon Government International Bond Series 10Y 6.00%, 01/27/2023(a)(b)(h)		36	7,956
6.85%, 03/23/2027(a)(b)(i)		481	106,301
Series E 6.10%, 10/04/2022(a)(b)(h)		216	47,736
Mexico Government International Bond Series 10 5.625%, 09/22/2035		285	283,575
Morocco Government International Bond 4.00%, 12/15/2050(b)		463	340,074
Nigeria Government International Bond 6.125%, 09/28/2028(b)		787	772,847
8.375%, 03/24/2029(b)		207	214,142
Oman Government International Bond 7.375%, 10/28/2032(b)		200	232,012
Pakistan Government International Bond 8.875%, 04/08/2051(b)		200	184,800
Panama Government International Bond 3.87%, 07/23/2060		370	239,760
Paraguay Government International Bond 5.40%, 03/30/2050(b)		249	229,205
Republic of South Africa Government International Bond 7.95%, 11/19/2054(b)		200	202,947
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(b)		448	481,528
Romanian Government International Bond 3.00%, 02/14/2031(b)		94	83,463
3.625%, 03/27/2032(b)		238	211,820
4.00%, 02/14/2051(b)		210	139,885
5.75%, 09/16/2030(b)		208	211,900
5.75%, 03/24/2035(b)		134	129,025
5.875%, 01/30/2029(b)		160	164,231
7.50%, 02/10/2037(b)		280	301,012
Saudi Government International Bond 3.45%, 02/02/2061(b)		262	171,283
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(b)		482	388,762
6.75%, 03/13/2048(b)		200	124,080

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sri Lanka Government International Bond 3.35%, 03/15/2033(b)(g)	U.S.$	377	$323,846
3.60%, 05/15/2036(b)(g)		55	48,624
3.60%, 02/15/2038(b)(g)		110	97,841
4.00%, 04/15/2028(b)		147	140,948
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(b)		200	203,650
Turkiye Government International Bond Series 10Y 5.25%, 03/13/2030		210	204,855
5.875%, 06/26/2031		955	940,198
6.95%, 09/16/2035		200	201,325
7.25%, 05/29/2032		200	208,200
Ukraine Government International Bond Zero Coupon, 02/01/2035(b)(g)		403	194,652
Zero Coupon, 02/01/2036(b)(g)		147	70,613
4.50%, 02/01/2029(b)(g)		152	103,659
4.50%, 02/01/2034(b)(g)		209	116,265
4.50%, 02/01/2035(b)(g)		143	78,291
4.50%, 02/01/2036(b)(g)		213	115,446
Venezuela Government International Bond 11.95%, 08/05/2031(a)(b)(i)		265	62,158
12.75%, 08/23/2022(a)(b)(h)		254	58,557
Zambia Government International Bond 0.50%, 12/31/2053(b)		132	89,482
5.75%, 06/30/2033(b)(g)		153	146,208

			21,551,590

Corporate Bonds – 4.1%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(b)		200	178,100
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		188	177,818
Akbank TAS 7.50%, 01/20/2030(b)		200	209,500
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(b)		200	208,637
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		200	84,790
4.50%, 01/31/2030(b)		200	75,640
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.375%, 07/22/2031(b)		200	170,980
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(b)	PEN	500	154,448
Ecopetrol SA 5.875%, 05/28/2045	U.S.$	100	76,480
8.375%, 01/19/2036		66	68,145
8.625%, 01/19/2029		580	629,706

10 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Empresas Publicas de Medellin ESP 8.375%, 11/08/2027(b)	COP	418,000	$98,997
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(b)	U.S.$	200	209,062
Greenko Dutch BV 3.85%, 03/29/2026(b)		346	342,629
JSW Steel Ltd. 3.95%, 04/05/2027(b)		200	196,400
Leviathan Bond Ltd. 6.75%, 06/30/2030(b)		42	42,590
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		270	259,813
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(b)		200	199,261
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(b)		250	263,750
Muthoot Finance Ltd. 6.375%, 03/02/2030(b)		200	202,560
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(b)		200	208,030
OCP SA 7.50%, 05/02/2054(b)		200	221,938
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(b)		200	210,400
Petrobras Global Finance BV 5.125%, 09/10/2030		141	139,335
Port Of Spain Waterfront Development 7.875%, 02/19/2040(b)		193	195,465
Prosus NV 4.99%, 01/19/2052(b)		200	161,089
Raizen Fuels Finance SA 6.25%, 07/08/2032(b)		200	195,721
Sasol Financing USA LLC 8.75%, 05/03/2029(b)		200	207,559
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(b)		200	202,400
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(b)		192	196,669
Stillwater Mining Co. 4.00%, 11/16/2026(b)		200	197,600
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		106	109,954

			6,095,466

Quasi-Sovereign Bonds – 4.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(b)		200	185,188
Banco Nacional de Panama 2.50%, 08/11/2030(b)		200	174,608

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(b)	U.S.$	200	$206,374
6.25%, 07/09/2054(b)		230	239,083
Bapco Energies BSC Closed 7.50%, 10/25/2027(b)		259	268,086
Caixa Economica Federal 5.625%, 05/13/2030(b)		400	404,565
Comision Federal de Electricidad Series E 5.00%, 09/29/2036(f)		187	174,106
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(b)		200	141,200
5.95%, 01/08/2034(b)		518	542,216
Empresa Nacional del Petroleo 4.50%, 09/14/2047(b)		300	251,700
Pertamina Persero PT 2.30%, 02/09/2031(b)		200	177,400
Petroleos de Venezuela SA 5.375%, 04/12/2027(a)(b)(i)		706	112,976
9.00%, 11/17/2021(a)(b)(h)		128	20,766
Petroleos Mexicanos 5.50%, 06/27/2044		81	62,281
5.625%, 01/23/2046		297	224,526
6.35%, 02/12/2048		522	415,152
6.375%, 01/23/2045		300	244,107
6.50%, 01/23/2029		337	342,729
7.69%, 01/23/2050		75	68,209
8.75%, 06/02/2029		175	188,869
Petronas Capital Ltd. 3.40%, 04/28/2061(b)		322	221,758
5.34%, 04/03/2035(b)		310	322,868
TC Ziraat Bankasi AS 8.00%, 01/16/2029(b)		200	209,215
Transnet/South Africa 8.25%, 02/06/2028(b)		404	425,864
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(b)		200	204,000
9.00%, 01/28/2027(b)		200	209,876

			6,037,722

Treasury Bonds – 0.9%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	8,437	399,133
10.00%, 11/20/2036		9,814	579,474
Peru Government Bond 7.30%, 08/12/2033(b)(g)	PEN	956	306,673

			1,285,280

12 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Emerging Markets – Treasuries – 0.9%
Colombian TES Series B 6.25%, 07/09/2036	COP	3,116,900	$548,256
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	13,822	691,648

			1,239,904

Inflation-Linked Securities – 0.2%
Brazil Notas do Tesouro Nacional Series B 6.00%, 08/15/2050	BRL	425	317,531

Total Fixed Income (cost $35,578,767)			36,527,493

		Shares
PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Automobiles – 0.0%
TVS Motor Co., Ltd. 6.00%(a)(c)(d) (cost $0)		6,972	785

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 7.6%
Treasury Bills – 6.4%
United States – 6.4%
U.S. Treasury Bill Zero Coupon, 10/23/2025	U.S.$	7,190	7,172,293
Zero Coupon, 11/06/2025		190	189,236
Zero Coupon, 11/28/2025		2,000	1,987,144

Total Treasury Bills (cost $9,347,567)			9,348,673

		Shares
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.97%(j)(k)(l) (cost $1,192,042)		1,192,042	1,192,042

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.4%
ANZ, Hong Kong 2.35%, 10/01/2025	AUD	12	$7,990
BBH, New York
(0.60)%, 10/01/2025	CHF	1	1,578
0.82%, 10/01/2025	SEK	10	1,039
2.64%, 10/01/2025	NOK	2	188
4.88%, 10/01/2025	ZAR	197	11,422
Citibank, London 0.79%, 10/01/2025	EUR	11	12,935
2.92%, 10/01/2025	GBP	6	7,586
HSBC, Hong Kong 2.14%, 10/02/2025	HKD	928	119,221
HSBC, Singapore 0.33%, 10/01/2025	SGD	1	743
JPMorgan Chase, New York 3.44%, 10/01/2025	U.S.$	396	395,776
Royal Bank of Canada, Toronto 1.33%, 10/01/2025	CAD	4	2,665
SMBC, Tokyo 0.12%, 10/01/2025	JPY	4,957	33,518

Total Time Deposits (cost $594,661)			594,661

Total Short-Term Investments (cost $11,134,270)			11,135,376

Total Investments Before Security Lending Collateral for Securities Loaned – 98.2%
(cost $119,169,306)			144,605,722

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.97%(j)(k)(l) (cost $409,955)		409,955	409,955

Total Investments – 98.5% (cost $119,579,261)			145,015,677
Other assets less liabilities – 1.5%			2,238,721

Net Assets – 100.0%			$147,254,398

14 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	221	December 2025	$15,024,685	$193,928
U.S. 10 Yr Ultra Futures	9	December 2025	1,035,703	3,484
U.S. T-Note 2 Yr (CBT) Futures	19	December 2025	3,959,570	(2,594)
U.S. T-Note 5 Yr (CBT) Futures	21	December 2025	2,293,102	(891)
U.S. T-Note 10 Yr (CBT) Futures	11	December 2025	1,237,500	5,516
U.S. Ultra Bond (CBT) Futures	30	December 2025	3,601,875	73,344
Sold Contracts
U.S. Long Bond (CBT) Futures	1	December 2025	116,594	(2,398)

				$270,389

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	COP	3,243,563	USD	824	11/13/2025	$1,638
Bank of America NA	USD	5,208	TWD	154,405	11/21/2025	(120,935)
Barclays Bank PLC	BRL	3,572	USD	667	10/02/2025	(3,588)
Barclays Bank PLC	USD	672	BRL	3,572	10/02/2025	(460)
Barclays Bank PLC	USD	1,780	IDR	29,052,037	10/24/2025	(39,007)
Barclays Bank PLC	USD	662	BRL	3,572	11/04/2025	3,063
Barclays Bank PLC	MYR	2,725	USD	647	11/21/2025	(1,057)
BNP Paribas SA	CNH	15,320	USD	2,156	10/16/2025	4,083
Brown Brothers Harriman & Co.	ZAR	4,556	USD	263	10/14/2025	(884)
Brown Brothers Harriman & Co.	TRY	2,709	USD	64	10/17/2025	(368)
Brown Brothers Harriman & Co.	MXN	7,362	USD	399	10/22/2025	(2,221)
Brown Brothers Harriman & Co.	USD	211	MXN	3,956	10/22/2025	4,147
Brown Brothers Harriman & Co.	THB	23,630	USD	747	11/13/2025	15,545
Brown Brothers Harriman & Co.	CZK	19,060	USD	922	11/19/2025	1,972
Citibank NA	BRL	8,614	USD	1,620	10/02/2025	1,111
Citibank NA	USD	1,586	BRL	8,614	10/02/2025	32,845
Citibank NA	KRW	8,034,385	USD	5,859	10/14/2025	134,294
Citibank NA	USD	4,876	CNH	34,755	10/16/2025	4,626
Citibank NA	USD	4,327	PHP	246,956	10/28/2025	(97,591)
Citibank NA	USD	1,846	INR	162,420	11/21/2025	(23,181)
Deutsche Bank AG	USD	5,683	KRW	7,866,782	10/14/2025	(77,949)
Deutsche Bank AG	IDR	13,147,668	USD	801	10/24/2025	12,944
Deutsche Bank AG	USD	569	INR	50,362	11/21/2025	(3,684)
Goldman Sachs Bank USA	COP	2,467,314	USD	633	11/13/2025	7,471
Goldman Sachs Bank USA	HUF	477,729	USD	1,431	11/19/2025	(2,986)
Goldman Sachs Bank USA	USD	3,243	HUF	1,079,384	11/19/2025	(4,064)
Goldman Sachs Bank USA	TWD	7,156	USD	236	11/21/2025	238
HSBC Bank USA	USD	1,548	KRW	2,142,649	10/14/2025	(21,779)
HSBC Bank USA	PHP	316,828	USD	5,489	10/28/2025	62,392
HSBC Bank USA	USD	309	PHP	17,507	10/28/2025	(8,649)
JPMorgan Chase Bank NA	ZAR	49,712	USD	2,818	10/14/2025	(58,075)
Morgan Stanley Capital Services LLC	BRL	5,042	USD	918	10/02/2025	(29,215)

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 15

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	948	BRL	5,042	10/02/2025	$(650)
Morgan Stanley Capital Services LLC	KRW	289,542	USD	207	10/14/2025	202
Morgan Stanley Capital Services LLC	USD	1,234	ZAR	22,286	10/14/2025	54,947
Morgan Stanley Capital Services LLC	ZAR	13,275	USD	736	10/14/2025	(32,532)
Morgan Stanley Capital Services LLC	CNH	89,651	USD	12,545	10/16/2025	(45,375)
Morgan Stanley Capital Services LLC	USD	927	CNH	6,627	10/16/2025	4,062
Morgan Stanley Capital Services LLC	MXN	23,990	USD	1,269	10/22/2025	(38,512)
Morgan Stanley Capital Services LLC	IDR	30,119,217	USD	1,798	10/24/2025	(7,022)
Morgan Stanley Capital Services LLC	CLP	1,970,722	USD	2,068	11/13/2025	17,580
Morgan Stanley Capital Services LLC	USD	217	INR	19,297	11/21/2025	(117)
UBS AG	PEN	590	USD	170	11/13/2025	(33)
UBS AG	PLN	14,865	USD	4,107	11/19/2025	19,838

						$(236,936)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EMS Series 44, 5 Year Index, 12/20/2030*	1.00%	Quarterly	1.48%	USD	2,180	$47,233	$48,411	$(1,178)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$24,786	$	– 0	–	$24,786
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(15,941)		– 0	–	(15,941)
BRL	7,741	01/02/2031	1 Day CDI	13.650%	Maturity	9,388		– 0	–	9,388

						$18,233	$	– 0	–	$18,233

(a)	Non-income producing security.

16 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $30,290,964 or 20.57% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Gazprom PJSC	10/27/2021 - 02/15/2022	$759,951	$	– 0	–	0.00%
LUKOIL PJSC	01/11/2016 - 02/15/2022	959,077		– 0	–	0.00%
Magnit PJSC	04/15/2020 - 06/30/2021	46,303		– 0	–	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388		– 0	–	0.00%
Sberbank of Russia PJSC	04/07/2020 - 08/18/2020	405,713		– 0	–	0.00%

(f)  Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of September 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	09/15/2021	$196,575	$174,106		0.12%
PhosAgro PJSC (GDR)	06/30/2021	447	– 0	–	0.00%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	– 0	–	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2025.

(h)	Defaulted matured security.

(i)	Defaulted.

(j)	The rate shown represents the 7-day yield as of period end.

(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 17

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

18 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

September 30, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $117,977,264)	$143,413,680	(a)
Affiliated issuers (cost $1,601,997—including investment of cash collateral for securities loaned of $409,955)	1,601,997
Cash	1,403
Cash collateral due from broker	928,992
Foreign currencies, at value (cost $2,042,608)	2,016,779
Receivable for investment securities sold and foreign currency transactions	1,834,374
Unaffiliated dividends and interest receivable	729,779
Unrealized appreciation on forward currency exchange contracts	382,998
Receivable for capital stock sold	95,393
Receivable due from Adviser	38,264
Receivable for variation margin on futures	18,123
Affiliated dividends receivable	2,992
Receivable for variation margin on centrally cleared swaps	2,902

Total assets	151,067,676

Liabilities
Payable for investment securities purchased and foreign currency transactions	2,160,421
Unrealized depreciation on forward currency exchange contracts	619,934
Payable for collateral received on securities loaned	409,955
Payable for capital gains taxes	330,828
Advisory fee payable	98,731
Administrative fee payable	46,515
Payable for capital stock redeemed	45,107
Transfer Agent fee payable	3,001
Distribution fee payable	704
Accrued expenses	98,082

Total liabilities	3,813,278

Net Assets	$147,254,398

Composition of Net Assets
Capital stock, at par	$1,481
Additional paid-in capital	144,612,832
Accumulated gain	2,640,085

	$147,254,398

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,997,661	302,092	$9.92	*

C	$131,939	13,359	$9.88

Advisor	$143,816,320	14,458,192	$9.95

I	$308,478	31,376	$9.83

(a)	Includes securities on loan with a value of $390,035 (See Note E).

*	The maximum offering price per share for Class A shares was $10.36, which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 19

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $254,778)	$2,132,667
Affiliated issuers	64,825
Interest (net of foreign taxes withheld of $1)	1,518,381
Securities lending income, net	212	$3,716,085

Expenses
Advisory fee (see Note B)	585,238
Transfer agency—Class A	380
Transfer agency—Class C	35
Transfer agency—Advisor Class	17,230
Transfer agency—Class I	239
Distribution fee—Class A	3,700
Distribution fee—Class C	722
Custody and accounting	109,290
Administrative	46,908
Registration fees	45,370
Audit and tax	45,360
Legal	24,278
Printing	21,422
Directors’ fees	8,984
Miscellaneous	24,126

Total expenses	933,282
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(246,993)

Net expenses		686,289

Net investment income		3,029,796

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		4,095,975
Forward currency exchange contracts		(1,163,018)
Futures		1,582,961
Swaps		(274,072)
Foreign currency transactions		(72,063)
Net change in unrealized appreciation (depreciation) on:
Investments(b)		12,250,628
Forward currency exchange contracts		(338,489)
Futures		661,890
Swaps		137,150
Foreign currency denominated assets and liabilities		1,214

Net gain on investment and foreign currency transactions		16,882,176

Net Increase in Net Assets from Operations		$19,911,972

(a)	Net of foreign realized capital gains taxes of $25,432.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $119,682.

See notes to financial statements.

20 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (unaudited)		Year Ended March 31, 2025
Increase in Net Assets from Operations
Net investment income	$3,029,796		$4,866,720
Net realized gain on investment and foreign currency transactions	4,169,783		8,040,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	12,712,393		1,649,856

Net increase in net assets from operations	19,911,972		14,557,479
Distributions to Shareholders
Class A	(64,959)		(135,991)
Class C	(2,495)		(8,937)
Advisor Class	(3,148,378)		(6,693,554)
Class I	(8,898)		(18,792)
Class Z	– 0	–	(106)
Capital Stock Transactions
Net increase (decrease)	889,087		(10,208,674)

Total increase (decrease)	17,576,329		(2,508,575)
Net Assets
Beginning of period	129,678,069		132,186,644

End of period	$147,254,398		$129,678,069

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 21

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class Z, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class Z was liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

22 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 23

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable

24 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$92,649		$26,597,642		$	– 0	–	$26,690,291
Financials	7,184,512		17,561,598			0	#	24,746,110
Communication Services	2,854,709		11,544,645			– 0	–	14,399,354
Consumer Discretionary	1,554,696		8,577,482			– 0	–	10,132,178
Industrials	3,339,906		2,471,350			0	#	5,811,256
Energy	86,735		4,585,916			0	#	4,672,651
Real Estate	1,861,811		1,310,087			– 0	–	3,171,898
Health Care	– 0	–	2,382,886			– 0	–	2,382,886
Materials	94,840		2,268,731			0	#	2,363,571
Consumer Staples	516,970		1,046,652			0	#	1,563,622
Utilities	672,348		335,903			– 0	–	1,008,251
Fixed Income Securities:
Sovereign Bonds	– 0	–	21,551,590			– 0	–	21,551,590
Corporate Bonds	– 0	–	6,095,466			– 0	–	6,095,466
Quasi-Sovereign Bonds	– 0	–	6,037,722			– 0	–	6,037,722
Treasury Bonds	– 0	–	1,285,280			– 0	–	1,285,280
Emerging Markets—Treasuries	– 0	–	1,239,904			– 0	–	1,239,904
Inflation-Linked Securities	– 0	–	317,531			– 0	–	317,531
Preferred Stocks	– 0	–	– 0	–		785		785
Short-Term Investments:
Treasury Bills	– 0	–	9,348,673			– 0	–	9,348,673
Investment Companies	1,192,042		– 0	–		– 0	–	1,192,042
Time Deposits	594,661		– 0	–		– 0	–	594,661

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 25

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	$409,955		$	– 0	–	$	– 0	–	$409,955

Total Investments in Securities	20,455,834			124,559,058	+		785		145,015,677
Other Financial Instruments*:
Assets
Futures	276,272			– 0	–		– 0	–	276,272	†
Forward Currency Exchange Contracts	– 0	–		382,998			– 0	–	382,998
Centrally Cleared Credit Default Swaps	– 0	–		47,233			– 0	–	47,233	†
Centrally Cleared Interest Rate Swaps	– 0	–		34,174			– 0	–	34,174	†
Liabilities
Futures	(5,883)			– 0	–		– 0	–	(5,883	)†
Forward Currency Exchange Contracts	– 0	–		(619,934)			– 0	–	(619,934)
Centrally Cleared Interest Rate Swaps	– 0	–		(15,941)			– 0	–	(15,941	)†

Total	$20,726,223			$124,387,588			$785		$145,114,596

#	The Fund held securities with zero market value at period end.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

26 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the first $1 billion, .80% of the next $1 billion, .75% of the next $1 billion and .70% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annual basis (“the Expense Caps”) to 1.24%, 1.99%, .99% and .99% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. For the six months ended September 30, 2025, such waivers/reimbursements amounted to $243,880. The Expense Caps may not be terminated before July 31, 2026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended September 30, 2025, the reimbursement for such services amounted to $46,908.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus

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account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,104 for the six months ended September 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $40 from the sale of Class A shares and received $2 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended September 30, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2025, such waiver amounted to $3,100.

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2025 is as follows:

Fund	Market Value 3/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,310		$36,366	$43,484	$1,192	$65
AB Government Money Market Portfolio*	– 0	–	2,018	1,608	410	0	**

Total					$1,602	$65

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A share’s average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,355 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2025, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$66,257,349	$68,842,559
U.S. government securities	21,229,478	12,373,958

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$31,712,842
Gross unrealized depreciation	(6,225,918)

Net unrealized appreciation	$25,486,924

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty

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NOTES TO FINANCIAL STATEMENTS (continued)

to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps

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on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at

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NOTES TO FINANCIAL STATEMENTS (continued)

prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the

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payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended September 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$82,344	*	Payable for variation margin on futures	$5,883	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	34,174	*	Payable for variation margin on centrally cleared swaps	15,941	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	382,998		Unrealized depreciation on forward currency exchange contracts	619,934

Credit contracts				Payable for variation margin on centrally cleared swaps	1,178	*

Equity contracts	Receivable for variation margin on futures	193,928	*

Total		$693,444			$642,936

*	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities.
This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$(94,171)	$140,792

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	(7,797)	14,328

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	$(1,163,018)	$(338,489)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(179,901)	(3,642)

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	1,590,758	647,562

Total		$145,871	$460,551

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2025:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,780,000
Average notional amount of sale contracts	$1,050,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,153,410
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$39,617,360
Average principal amount of sale contracts	$55,167,124
Futures:
Average notional amount of buy contracts	$22,322,090
Average notional amount of sale contracts	$2,049,590	(b)

(a)	Positions were open for less than one month during the reporting period.

(b)	Positions were open for six months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements

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NOTES TO FINANCIAL STATEMENTS (continued)

(“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$1,638	$(1,638)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	3,063	(3,063)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	4,083	– 0	–	– 0	–	– 0	–	4,083
Brown Brothers Harriman & Co.	21,664	(3,473)	– 0	–	– 0	–	18,191
Citibank NA	172,876	(120,772)	– 0	–	– 0	–	52,104
Deutsche Bank AG	12,944	(12,944)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	7,709	(7,050)	– 0	–	– 0	–	659
HSBC Bank USA	62,392	(30,428)	– 0	–	– 0	–	31,964
Morgan Stanley Capital Services LLC	76,791	(76,791)	– 0	–	– 0	–	– 0	–
UBS AG	19,838	(33)	– 0	–	– 0	–	19,805

Total	$382,998	$(256,192)	$	– 0	–	$	– 0	–	$126,806	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$120,935	$(1,638)	$	– 0	–	$	– 0	–	$119,297
Barclays Bank PLC	44,112	(3,063)	– 0	–	– 0	–	41,049
Brown Brothers Harriman & Co.	3,473	(3,473)	– 0	–	– 0	–	– 0	–
Citibank NA	120,772	(120,772)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	81,633	(12,944)	– 0	–	– 0	–	68,689
Goldman Sachs Bank USA	7,050	(7,050)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	30,428	(30,428)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank NA	58,075	– 0	–	– 0	–	– 0	–	58,075
Morgan Stanley Capital Services LLC	153,423	(76,791)	– 0	–	– 0	–	76,632
UBS AG	33	(33)	– 0	–	– 0	–	– 0	–

Total	$619,934	$(256,192)	$	– 0	–	$	– 0	–	$363,742	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related

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derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities

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NOTES TO FINANCIAL STATEMENTS (continued)

lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended September 30, 2025 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*		Income from Borrowers	AB Government Money Market Portfolio
					Income Earned	Advisory Fee Waived
$ 390,035	$409,955	$	– 0 –	$7	$205	$13

*	As of September 30, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025

Class A
Shares sold	63,958	178,750	$584,949	$1,563,413

Shares issued in reinvestment of dividends	5,521	12,694	51,491	109,273

Shares converted from Class C	7,312	14,516	66,757	126,964

Shares redeemed	(77,662)	(204,070)	(736,465)	(1,793,351)

Net increase (decrease)	(871)	1,890	$(33,268)	$6,299

Class C
Shares sold	2,388	638	$21,355	$5,528

Shares issued in reinvestment of dividends	216	936	2,001	8,020

Shares converted to Class A	(7,354)	(14,594)	(66,757)	(126,964)

Shares redeemed	(10)	(3,559)	(96)	(30,398)

Net decrease	(4,760)	(16,579)	$(43,497)	$(143,814)

40 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended September 30, 2025 (unaudited)		Year Ended March 31, 2025	Six Months Ended September 30, 2025 (unaudited)			Year Ended March 31, 2025

Advisor Class
Shares sold	841,065		1,880,310		$7,662,005		$16,429,250

Shares issued in reinvestment of dividends	262,921		607,690		2,461,268		5,245,881

Shares redeemed	(974,193)		(3,580,905)		(9,004,117)		(31,283,948)

Net increase (decrease)	129,793		(1,092,905)		$1,119,156		$(9,608,817)

Class R
Shares sold	– 0	–	302	$	– 0	–	$2,541

Shares redeemed	– 0	–	(13,762)		– 0	–	(119,580)

Net increase (decrease)	– 0	–	(13,460)	$	– 0	–	$(117,039)

Class K
Shares sold	– 0	–	179	$	– 0	–	$1,505

Shares redeemed	– 0	–	(47,993)		– 0	–	(416,474)

Net increase (decrease)	– 0	–	(47,814)	$	– 0	–	$(414,969)

Class I
Shares sold	1,895		12,182		$17,700		$105,873

Shares issued in reinvestment of dividends	969		2,200		8,898		18,791

Shares redeemed	(19,050)		(5,045)		(179,902)		(43,994)

Net increase (decrease)	(16,186)		9,337		$(153,304)		$80,670

Class Z
Shares sold	– 0	–	37	$	– 0	–	$312

Shares issued in reinvestment of dividends	– 0	–	0 (a)		– 0	–	0 (b)

Shares redeemed	– 0	–	(1,295)		– 0	–	(11,316)

Net increase (decrease)	– 0	–	(1,258)	$	– 0	–	$(11,004)

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 41

NOTES TO FINANCIAL STATEMENTS (continued)

regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Emerging Market Risk—Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory, or other uncertainties.

Foreign (Non-U.S.) Investments Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk—The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region, such as China. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market, the Chinese economy’s heavy dependence on exports, and the continuing importance of the role of the Chinese Government. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future.

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with inves-

42 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

ting in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk—Investments in sovereign debt obligations expose the Fund to the direct or indirect consequences of political, social and economic changes in countries that issue the obligations. Such changes may affect a foreign government’s willingness or ability to make timely payments of its obligations. In addition, no established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price of an instrument and the Fund’s ability to dispose of particular instruments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 43

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

44 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended September 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,857,380	$7,903,968

Total taxable distributions paid	$6,857,380	$7,903,968

As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,438,671
Accumulated capital and other losses	(26,059,765	)(a)
Unrealized appreciation (depreciation)	10,426,408	(b)

Total accumulated earnings (deficit)	$(13,194,686	)(c)

(a)

As of March 31, 2025, the Fund had a net capital loss carryforward of $26,059,765. During the fiscal year, the Fund utilized $4,013,944 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2025, the Fund had a net short-term capital loss carryforward of $15,924,747 and a net long-term capital loss carryforward of $10,135,018, which may be carried forward for an indefinite period.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 45

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

46 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.80	$ 8.32	$ 7.65	$ 8.70	$ 10.34	$ 7.04

Income From Investment Operations

Net investment income(a)(b)	.19	.31	.28	.33	.31	.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.14	.61	.87	(1.14)	(1.63)	3.32

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.33	.92	1.15	(.81)	(1.32)	3.51

Less: Dividends

Dividends from net investment income	(.21)	(.44)	(.48)	(.24)	(.32)	(.21)

Net asset value, end of period	$ 9.92	$ 8.80	$ 8.32	$ 7.65	$ 8.70	$ 10.34

Total Return

Total investment return based on net asset value(d)	15.24%	11.28%	15.72%	(9.24)%	(13.12)%	50.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,998	$2,667	$2,504	$2,578	$2,984	$3,644

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	1.24	%(g)	1.24%	1.24%	1.25%	1.24%	1.23%

Expenses, before waivers/reimbursements(e)(f)†	1.60	%(g)	1.64%	1.70%	1.69%	1.48%	1.64%

Net investment income(b)	4.15	%(g)	3.51%	3.56%	4.34%	3.12%	2.14%

Portfolio turnover rate	61%	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 51.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 47

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.76	$ 8.27	$ 7.61	$ 8.66	$ 10.29	$ 7.01

Income From Investment Operations

Net investment income(a)(b)	.16	.23	.22	.28	.24	.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13	.63	.86	(1.15)	(1.63)	3.29

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.29	.86	1.08	(.87)	(1.39)	3.42

Less: Dividends

Dividends from net investment income	(.17)	(.37)	(.42)	(.18)	(.24)	(.14)

Net asset value, end of period	$ 9.88	$ 8.76	$ 8.27	$ 7.61	$ 8.66	$ 10.29

Total Return

Total investment return based on net asset value(d)	14.83%	10.57%	14.78%	(9.99)%	(13.78)%	49.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132	$159	$287	$452	$769	$1,117

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	1.99	%(g)	1.99%	1.99%	2.00%	1.99%	1.98%

Expenses, before waivers/reimbursements(e)(f)†	2.37	%(g)	2.41%	2.45%	2.43%	2.24%	2.40%

Net investment income(b)	3.47	%(g)	2.70%	2.92%	3.67%	2.36%	1.40%

Portfolio turnover rate	61%	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 51.

48 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.82	$ 8.34	$ 7.66	$ 8.72	$ 10.36	$ 7.06

Income From Investment Operations

Net investment income(a)(b)	.20	.32	.30	.35	.34	.22

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.15	.62	.88	(1.15)	(1.63)	3.31

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.35	.94	1.18	(.80)	(1.29)	3.53

Less: Dividends

Dividends from net investment income	(.22)	(.46)	(.50)	(.26)	(.35)	(.23)

Net asset value, end of period	$ 9.95	$ 8.82	$ 8.34	$ 7.66	$ 8.72	$ 10.36

Total Return

Total investment return based on net asset value(d)	15.46%	11.54%	16.11%	(9.11)%	(12.87)%	50.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$143,816	$126,437	$128,558	$120,675	$148,374	$185,534

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	.99	%(g)	.99%	.99%	1.00%	.99%	.98%

Expenses, before waivers/reimbursements(e)(f)†	1.35	%(g)	1.39%	1.45%	1.44%	1.23%	1.39%

Net investment income(b)	4.41	%(g)	3.70%	3.84%	4.59%	3.36%	2.36%

Portfolio turnover rate	61%	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 51.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 8.73	$ 8.25	$ 7.58	$ 8.63	$ 10.27	$ 6.99

Income From Investment Operations

Net investment income(a)(b)	.20	.32	.28	.30	.35	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.12	.62	.88	(1.09)	(1.64)	3.31

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.32	.94	1.16	(.79)	(1.29)	3.51

Less: Dividends

Dividends from net investment income	(.22)	(.46)	(.49)	(.26)	(.35)	(.23)

Net asset value, end of period	$ 9.83	$ 8.73	$ 8.25	$ 7.58	$ 8.63	$ 10.27

Total Return

Total investment return based on net asset value(d)	15.31%	11.64%	16.13%	(9.07)%	(12.97)%	50.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$308	$415	$315	$213	$67	$316

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)†	.99	%(g)	.99%	.99%	1.01%	.99%	.99%

Expenses, before waivers/reimbursements(e)(f)†	1.44	%(g)	1.48%	1.51%	1.50%	1.22%	1.25%

Net investment income(b)	4.39	%(g)	3.69%	3.65%	4.03%	3.46%	1.99%

Portfolio turnover rate	61%	100%	134%	89%	81%	88%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00	%(g)	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 51.

50 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended September 30, 2025 and the years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021, such waiver amounted to .00% (annualized), .01%, .00%, .00%, .01% and .01%, respectively.

(f)The	expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2025 (unaudited)(g)	Year Ended March 31,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%	1.23%
Before waivers/reimbursements	1.60%	1.64%	1.70%	1.68%	1.48%	1.64%
Class C
Net of waivers/reimbursements	1.99%	1.99%	1.99%	1.99%	1.99%	1.98%
Before waivers/reimbursements	2.37%	2.41%	2.45%	2.42%	2.24%	2.40%
Advisor Class
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.99%	.98%
Before waivers/reimbursements	1.35%	1.39%	1.45%	1.43%	1.23%	1.39%
Class I
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.99%	.98%
Before waivers/reimbursements	1.44%	1.48%	1.51%	1.48%	1.22%	1.25%

(g)	Annualized.

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 51

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

52 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund

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to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and

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sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a

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whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

66 Hudson Boulevard East,

New York, NY 10001

800 221 5672

EMMA-0152-0925

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 26, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: November 26, 2025